Contract Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Revenues [Abstract]
Schedule of Contract Liabilities
	As of June 30, 2025	As of December 31, 2024
	In thousands of USD
Contract liabilities	$150	$696
Total	$150	$696